SCHEDULE OF INTELLECTUAL PROPERTY (Details) - CAD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net book value		$ 152,832	$ 179,801
Patent [member]
IfrsStatementLineItems [Line Items]
Net book value
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value		92,880	109,269
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	[1]	59,952	70,532
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		6,754,340
Additions		4,684
Foreign exchange translation		288,929
Impairment		(6,685,339)
Cost, ending balance		362,614	6,754,340
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		41,931
Additions
Foreign exchange translation
Impairment
Cost, ending balance		41,931	41,931
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		197,000
Additions
Foreign exchange translation
Impairment
Cost, ending balance		197,000	197,000
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		23,000
Additions
Foreign exchange translation		1,571
Impairment		(24,571)
Cost, ending balance			23,000
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	552,000
Additions	[1]	4,684
Foreign exchange translation	[1]	29,576
Impairment	[1]	(462,577)
Cost, ending balance	[1]	123,683	552,000
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		5,940,409
Additions
Foreign exchange translation		257,782
Impairment		(6,198,191)
Cost, ending balance			5,940,409
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Impairment			(230,425)
Accumulated amortization, beginning balance		182,813	220,030
Charge for the period		26,969	179,482
Foreign exchange translation			13,726
Accumulated amortization, ending balance		209,782	182,813
Accumulated depreciation and amortisation [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance		41,931	41,931
Charge for the period
Foreign exchange translation
Accumulated amortization, ending balance		41,931	41,931
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance		87,731	60,414
Charge for the period		16,389	27,317
Foreign exchange translation
Accumulated amortization, ending balance		104,120	87,731
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Impairment			(8,600)
Accumulated amortization, beginning balance			3,450
Charge for the period			4,719
Foreign exchange translation			431
Accumulated amortization, ending balance
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Impairment	[1]		(221,825)
Accumulated amortization, beginning balance	[1]	53,151	114,235
Charge for the period	[1]	10,580	147,446
Foreign exchange translation	[1]		13,295
Accumulated amortization, ending balance	[1]	63,731	53,151
Accumulated depreciation and amortisation [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance
Charge for the period
Foreign exchange translation
Accumulated amortization, ending balance

[1]	Software acquired via acquisition of Vital and Dronelogics.